Change in Working Capital	12 Months Ended
Dec. 31, 2021
Disclosure Change In Working Capital [abstract]
Change in working capital	CHANGE IN WORKING CAPITAL

	United States Dollar
Figures in millions unless otherwise stated	2021	2020	2019

Inventories	(132.1)	(89.9)	(56.2)
Trade and other receivables	47.7	(88.0)	(5.6)
Trade and other payables	(5.0)	6.1	37.2
Total change in working capital	(89.4)	(171.8)	(24.6)